Critical accounting estimates and judgments (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Critical Accounting Estimates And Judgment [Abstract]
Net refund amounts	$ 307
Principal Amount	304
Interest amount	3
Income tax recovery	$ 289	$ 187	$ 3,835